FEDERAL HOME LOAN BANK ADVANCES AND REPURCHASE AGREEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB Maturing in 2013, Floating Rate, Amount	$ 95,000	$ 95,000
FHLB Maturing in 2013, Floating Rate, Rate	2.59%	2.76%
FHLB Maturing in 2014, Floating Rate, Amount	12,000	12,000
FHLB Maturing in 2014, Floating Rate, Rate	0.47%	0.72%
FHLB, Maturities Summary, Floating Rate, Amount	107,000	107,000
FHLB, Maturities Summary, Floating Rate, Rate	2.35%	2.53%
FHLB Maturing in 2013, Fixed Rate, Amount	0	0
FHLB Maturing in 2013, Fixed Rate, Rate	0.00%	0.00%
FHLB Maturing in 2014, Fixed Rate, Amount	0	0
FHLB Maturing in 2014, Fixed Rate, Rate	0.00%	0.00%
FHLB, Maturities Summary, Fixed Rate, Amount	$ 0	$ 0
FHLB, Maturities Summary, Fixed Rate, Rate	0.00%	0.00%